Schedule of consideration received or receivable (Details) $ in Thousands, $ in Thousands			12 Months Ended
	Jul. 02, 2024 USD ($)	Jul. 02, 2024 AUD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Cash						$ 2,874
Total disposal consideration	$ 800	$ 1,200
Disposal groups classified as held for sale [member]
IfrsStatementLineItems [Line Items]
Purchase price				2,613	$ 4,000
Working capital adjustment				(1,822)	(2,789)
Cash				791	1,211
Fair value of contingent consideration
Less costs to sell
Total disposal consideration				791	1,211
Estimated carrying amount of net assets sold				(36)	(54)
Loss on sale				$ 827	$ 1,265